Long-term debt	12 Months Ended
Dec. 31, 2018
Statements Line Items
Long-term debt [Text Block]

19.                  Long-term debt

The movements in the long-term debt are as follows:

	2018	2017
	$	$

Balance - January 1	464,308	45,780
New debt – convertible debentures(ii)	-	279,469
Transaction costs – convertible debentures(ii)	-	(10,735)
New debt – revolving credit facility(iii)	-	147,323
Repayment of debt – revolving credit facility	(123,475)	-
Amortization of transaction costs	2,036	427
Accretion expense	4,456	1,336
Foreign exchange revaluation impact	5,444	708

Balance - December 31	352,769	464,308

The summary of the long-term debt is as follows:

	December 31,	December 31,
	2018	2017
	$	$

Convertible debentures(i),(ii)	350,000	350,000
Revolving credit facility(iii)	30,000	148,031
Long-term debt	380,000	498,031
Unamortized debt issuance costs	(8,867)	(10,903)
Unamortized accretion on convertible debentures	(18,364)	(22,820)

Long-term debt, net of issuance costs	352,769	464,308

Current portion	-	-
Non-current portion	352,769	464,308

	352,769	464,308

(i)                   Convertible debenture (2016)

In February 2016, the Company issued a senior non-guaranteed convertible debenture of $50.0 million to Ressources Québec, a wholly-owned subsidiary of Investissement Québec. The convertible debenture bears interest at a rate of 4.0% per annum payable on a quarterly basis and has a five-year term maturing on February 12, 2021. Ressources Québec will be entitled, at its option, to convert the debenture into common shares of the Company at a price of $19.08 at any time during the term of the debenture.

At initial recognition, net proceeds after transaction costs of $0.8 million amounted to $49.2 million. Of this amount, the liability and equity components represented respectively $45.0 million (net of transaction costs of $0.7 million) and $3.1 million (net of transaction costs of $0.1 million and income taxes of $1.1 million). The effective interest rate used was 6% representing the estimated market rate at closing that the Company would obtain for similar financing without the conversion option.

(ii)                 Convertible debentures (2017)

In November 2017, the Company closed a bought-deal offering of convertible senior unsecured debentures (the “Debentures”) in an aggregate principal of $300.0 million (the “Offering”). The Offering was comprised of a public offering, by way of a short form prospectus, of $184.0 million aggregate principal amount of Debentures and a private placement offering of $116.0 million aggregate principal amount of Debentures. The underwriters have received a commission of 3.55% related to the Offering.

The Debentures bear interest at a rate of 4.0% per annum, payable semi-annually on June 30 and December 31 of each year, commencing on June 30, 2018. The Debentures will be convertible at the holder’s option into common shares of the Company at a conversion price equal to $22.89 per common share. The Debentures will mature on December 31, 2022 and may be redeemed by Osisko, in certain circumstances, on or after December 31, 2020. The Debentures are listed for trading on the TSX under the symbol “OR.DB”.

At initial recognition, net proceeds after transaction costs of $11.5 million amounted to $288.5 million. Of this amount, the liability and equity components represented respectively $268.7 million (net of transaction costs of $10.7 million) and $14.5 million (net of transaction costs of $0.8 million and income taxes of $5.3 million). The effective interest rate used was 5.5% representing the estimated market rate at closing that the Company would obtain for similar financing without the conversion option.

(iii)                Revolving credit facility

In November 2017, the Company amended its revolving credit facility (the “Facility”) increasing the amount from $150.0 million to $350.0 million, with an additional uncommitted accordion of up to $100.0 million, for a total availability of up to $450.0 million. The uncommitted accordion is subject to standard due diligence procedures and acceptance of the lenders. The Facility is to be used for general corporate purposes and investments in the mineral industry, including the acquisition of royalties, streams and other interests. The Facility is secured by the Company’s assets, present and future (including the royalty, stream and other interests), and had an original four-year term (November 14, 2021), which can be extended by one year on each anniversary date. In October 2018, the Facility was extended by one year (November 14, 2022). The deferred financing costs are being amortized over the term of the facility. Amortization of the deferred financing costs related to the Facility on the consolidated statement of loss amounted to $0.4 million in 2018 ($0.2 million in 2017).

The Facility is subject to standby fees. Funds drawn bear interest based on the base rate, prime rate or London Inter- Bank Offer Rate (“LIBOR”) plus an applicable margin depending on the Company’s leverage ratio. As at December 31, 2018, the Facility was drawn for 30.0 million and the effective interest rate was 4.79%, including the applicable margin. The Facility includes covenants that require the Company to maintain certain financial ratios, including the Company’s leverage ratios and meet certain non-financial requirements. As at December 31, 2018, all such ratios and requirements were met.